Mairs & Power Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 7.0%
Alphabet, Inc. - Class C	1,351,419	$225,943,742
Verizon Communications, Inc.	3,821,000	171,601,110
		397,544,852

Consumer Discretionary - 7.0%
Amazon.com, Inc. (a)	1,672,000	311,543,760
Best Buy Co., Inc.	655,700	67,733,810
Ulta Beauty, Inc. (a)	55,900	21,751,808
		401,029,378

Consumer Staples - 2.8%
Casey's General Stores, Inc.	42,748	16,060,851
Hormel Foods Corp.	2,810,592	89,095,767
Kraft Heinz Co.	820,000	28,790,200
Sysco Corp.	180,000	14,050,800
Target Corp.	75,870	11,825,098
		159,822,716

Financials - 15.4%
Charles Schwab Corp.	670,000	43,422,700
Fiserv, Inc. (a)	989,000	177,673,850
JPMorgan Chase & Co.	1,263,000	266,316,180
Piper Sandler Cos.	168,000	47,680,080
Principal Financial Group, Inc.	385,000	33,071,500
US Bancorp/MN	2,839,000	129,827,470
Visa, Inc. - Class A	419,000	115,204,050
Wells Fargo & Co.	1,140,500	64,426,845
		877,622,675

Health Care - 15.2%
Abbott Laboratories	255,829	29,167,064
Bio-Techne Corp.	1,393,800	111,406,434
Eli Lilly & Co.	124,539	110,334,082
Johnson & Johnson	465,975	75,515,908
Medtronic PLC	981,000	88,319,430
Roche Holding AG - ADR	3,067,509	122,546,985
UnitedHealth Group, Inc.	568,000	332,098,240
		869,388,143

Industrials - 13.7%
CH Robinson Worldwide, Inc.	525,000	57,944,250
Donaldson Co., Inc.	570,620	42,054,694
Fastenal Co.	1,462,000	104,416,040
Graco, Inc.	2,059,774	180,250,822
Honeywell International, Inc.	36,356	7,515,149
nVent Electric PLC	1,318,919	92,667,249
Rockwell Automation, Inc.	250,000	67,115,000
Tennant Co.	741,000	71,165,640
Toro Co.	1,854,523	160,842,780
		783,971,624

Information Technology - 30.6%(b)
Apple, Inc.	973,800	226,895,400
Entegris, Inc.	547,000	61,553,910
Littelfuse, Inc.	473,000	125,463,250
Microsoft Corp.	1,315,000	565,844,500
Motorola Solutions, Inc.	288,500	129,718,255
NVIDIA Corp.	3,523,061	427,840,528
QUALCOMM, Inc.	821,000	139,611,050
Salesforce, Inc.	114,000	31,202,940
Workiva, Inc. (a)	532,857	42,159,646
		1,750,289,479

Materials - 4.9%
Ecolab, Inc.	278,015	70,985,570
HB Fuller Co.	1,087,674	86,339,562
Sherwin-Williams Co.	324,000	123,661,080
		280,986,212

Utilities - 3.2%
Alliant Energy Corp.	2,953,000	179,217,570
TOTAL COMMON STOCKS (Cost $2,479,569,241)		5,699,872,649

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	18,740,026	18,740,026
TOTAL SHORT-TERM INVESTMENTS (Cost $18,740,026)		18,740,026

TOTAL INVESTMENTS - 100.1% (Cost $2,498,309,267)		5,718,612,675
Liabilities in Excess of Other Assets - (0.1)%		(3,854,458)
TOTAL NET ASSETS - 100.0%		$5,714,758,217

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (‘‘GAAP’’).

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (‘‘NASDAQ’’), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (‘‘NOCP’’), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. ‘‘Composite Market’’ means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a ‘‘Pricing Service’’).

 Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (‘‘NAVs’’) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the ‘‘Board’’). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.

FASB ASC Topic 820, ‘‘Fair Value Measurements and Disclosures’’ (‘‘ASC 820’’), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of September 30, 2024:

Mairs & Power Growth Fund	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,699,872,649	$–	$–	$5,699,872,649
Money Market Funds	18,740,026	–	–	18,740,026
Total Investments	$5,718,612,675	$–	$–	$5,718,612,675

Refer to the Schedule of Investments for further disaggregation of investment categories.